Business Combination - Summary of Operating Income And Net Profit And Loss Before Elimination Of Intercompany Transactions Of The Acquired Companies (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Business Combination Operating Income And Net Profit Loss Before Elimination Of Inter Company Transaction Detailed Information Explanatory [Line Items]
Operating revenue	₩ 25,638,855	₩ 24,898,005	₩ 24,099,394
Profit (loss) for the year	1,385,635	₩ 1,459,395	₩ 746,256
SPARK AND ASSOCIATES INC. [Member]
Disclosure of Business Combination Operating Income And Net Profit Loss Before Elimination Of Inter Company Transaction Detailed Information Explanatory [Line Items]
Operating revenue	6,856
Profit (loss) for the year	670
SPARK AND ASSOCIATES INC. [Member] | After Business Combination [Member]
Disclosure of Business Combination Operating Income And Net Profit Loss Before Elimination Of Inter Company Transaction Detailed Information Explanatory [Line Items]
Operating revenue	1,637
Profit (loss) for the year	₩ 413